ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

17.                     ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2010	2011
	RMB	RMB	US$

VAT payable	121,556	84,913	13,491
Other taxes payable	9,813	18,333	2,913
Interest on late tax payments	39,042	52,950	8,413
Staff costs payable	20,353	23,821	3,785
Deposits from leased automobiles held for sale	—	127,342	20,233
Accrued rental expenses	—	6,302	1,001
Loans from third parties	—	7,251	1,152
Other accrued expenses	6,021	8,556	1,359

	208,273	329,468	52,347

Deposits from leased automobiles held for sale of RMB127,342 (US$20,233) at December 31, 2011 represented cash received from customers who participated in the vehicle leasing program with the Group. The deposit received is equal to the total vehicle purchase price.  If the customer opts to purchase the car, the initial deposit will be recognized as revenue.  If the customer returns the vehicle at the end of the lease term, the deposit will be refunded to the customer for the residual value of the vehicle as of the date of return.